Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Logistics expenses accruals	¥ 1,462	¥ 540
Inventory write-down	18,279	10,904
Allowance for other investments	2,563	1,557
Promotion expenses accruals	81	253
Salary and welfare payable	2,325	3,678
Professional fee accruals	1,774	1,289
Marketing expenses accruals	1,560	815
Allowance for doubtful accounts	2,621	379
Provision for compensation	5,319
Other accruals	1,201	2,108
Net operating loss carry forward	33,839	22,872
Less: valuation allowance	(16,547)	(6,314)	¥ (6,325)
Deferred tax assets, net	54,477	38,081
Deferred tax liabilities:
Identifiable intangible assets	(2,929)	(3,319)
Deferred tax liabilities	¥ (2,929)	¥ (3,319)